Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 18, 2015
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 18, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 18, 2015
Prospectus Date	rr_ProspectusDate	May 29, 2015
TDAM U.S. Equity Shareholder Yield Fund (First Prospectus Summary) | TDAM U.S. Equity Shareholder Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUIX
TDAM U.S. Equity Shareholder Yield Fund (First Prospectus Summary) | TDAM U.S. Equity Shareholder Yield Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUEX
TDAM U.S. Large Cap Core Equity Fund (First Prospectus Summary) | TDAM U.S. Large Cap Core Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDCEX
TDAM U.S. Large Cap Core Equity Fund (First Prospectus Summary) | TDAM U.S. Large Cap Core Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDLCX
TDAM Global Equity Shareholder Yield Fund (First Prospectus Summary) | TDAM Global Equity Shareholder Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGEX
TDAM Global Equity Shareholder Yield Fund (First Prospectus Summary) | TDAM Global Equity Shareholder Yield Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGIX
TDAM Global All Cap Fund (First Prospectus Summary) | TDAM Global All Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGCX
TDAM Global All Cap Fund (First Prospectus Summary) | TDAM Global All Cap Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGAX
TDAM U.S. Small-Mid Cap Equity Fund (First Prospectus Summary) | TDAM U.S. Small-Mid Cap Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUAX
TDAM U.S. Small-Mid Cap Equity Fund (First Prospectus Summary) | TDAM U.S. Small-Mid Cap Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUSX